Debt Obligations Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]

	2012	2011
JPMorgan Chase Bank, N.A. term loan tranche B-1-A. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at LIBOR plus 2.25%. The interest rate as of December 31, 2011 was 2.563%.	$—	$66
JPMorgan Chase Bank, N.A. term loan tranche B-1-B. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at LIBOR plus 3.50%. The interest rate as of December 31, 2011 was 3.813%.	—	433
JPMorgan Chase Bank, N.A. term loan tranche B-2-A denominated in Euros. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at Euro LIBOR plus 2.25%. The interest rate as of December 31, 2011 was 3.447%.	—	110
JPMorgan Chase Bank, N.A. term loan tranche B-2-B denominated in Euros. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at Euro LIBOR plus 3.50%. The interest rate as of December 31, 2011 was 4.697%.	—	382
First Lien Notes. Matures on October 15, 2020. Interest is payable semi-annually at 8.875%.	1,100	—
Senior Secured Notes. Matures on October 15, 2020. Interest is payable semi-annually at 10.0%.	250	—
Springing Lien Dollar Notes. Matures on January 15, 2021. Interest is payable semi-annually at 9.0%.	1,161	1,161
Springing Lien Euro Notes. Matures January 15, 2021. Interest is payable semi-annually at 9.5%.	175	171
Senior Subordinated Notes. Matures December 1, 2016. Interest is payable semi-annually at a coupon rate of 11.5%, with a yield-to-maturity of 11.68% as the notes were issued at a discount of $7, of which less than $1 was amortized during the years ended December 31, 2012 and 2011.	380	379
Second-Lien Senior Secured Notes. Repaid in 2012. Interest was payable semi-annually in cash at 12.5%.	—	179
Agricultural Bank of China Fixed Asset Loan denominated in RMB. Matures June 30, 2015. Interest on borrowings is based on 101% of the People's Bank of China reference rate. The weighted average interest rate at December 31, 2012 and 2011 was 6.51%. Interest is payable quarterly.	23	30
Agricultural Bank of China Revolving Working Capital Loan denominated in RMB. Matures June 30, 2013. Interest on borrowings is based on 105% of the People's Bank of China reference rate. The weighted average interest rate at December 31, 2012 and 2011 was 6.89% and 6.88%, respectively. Interest is payable quarterly.	16	16
JiangSu Bank of China Revolving Working Capital Loan denominated in RMB. Matures November 13, 2013. Interest is payable quarterly at 6.00%	3	—
India Bank Medium Term Loan denominated in INR. Matures June 20, 2015. Interest on borrowings is set annually and is based on 99.5% of India Bank’s Benchmark Prime Lending Rate plus a Tenor Fee of 0.5%. The interest rate at December 31, 2012 and 2011 was 14.75% and 15.00%, respectively. Interest is payable monthly.	2	4
Total long-term debt	3,110	2,931
Less current installments	29	36
Long-term debt, excluding current installments	$3,081	$2,895